Share-Based Compensation	12 Months Ended
Feb. 24, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation	SHARE-BASED COMPENSATION
The Steelcase Inc. Incentive Compensation Plan (the “Incentive Compensation Plan”) provides for the issuance of share-based compensation awards to employees and members of our Board of Directors. As of February 24, 2023, there were 4,173,814 shares of Class A Common Stock authorized for future issuance under the Incentive Compensation Plan.
A variety of awards may be granted under the Incentive Compensation Plan, including stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, cash-based awards, phantom shares and other share-based awards. Our Board of Directors may amend or terminate the Incentive Compensation Plan at its discretion subject to certain provisions as stipulated within the plan.
In the event of a "change in control", as defined in the Incentive Compensation Plan,
•any performance-based conditions imposed on outstanding awards will be deemed to be, immediately prior to the change in control, the greater of (1) the applicable performance achieved through the date of the change in control or (2) the target level of performance; and
•all restrictions imposed on all outstanding awards of restricted stock units and performance units will lapse if either (1) the awards are assumed by an acquirer or successor and the awardee experiences a qualifying termination during the two-year period following the change in control or (2) the awards are not assumed by an acquirer or successor.
Share-based awards currently outstanding under the Incentive Compensation Plan are as follows:

Total Outstanding Awards	February 24, 2023
Performance units (1)	1,060,231
Restricted stock units	3,293,268
Total outstanding awards	4,353,499
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(1)This amount includes the maximum number of shares that may be issued under outstanding performance unit awards; however, the actual number of shares which may be issued will be determined based on the satisfaction of certain conditions, and therefore may be significantly lower.
Performance Units
Performance units ("PSUs") are earned after the applicable performance period and only to the extent that the performance conditions stated in the applicable award are achieved. After completion of the performance period, the number of PSUs earned will be issued as shares of Class A Common Stock. The aggregate number of shares of Class A Common Stock that ultimately may be issued under PSUs that have been granted where the performance period has not been completed ranged from 0 to 1,060,231 shares as of February 24, 2023. The awards will be forfeited if a participant leaves the company for reasons other than retirement, disability or death or if the participant engages in any competition with us, as defined in the Incentive Compensation Plan.
A dividend equivalent is calculated based on the actual number of PSUs earned at the end of the performance period equal to the dividends that would have been payable on the earned PSUs had they been held during the entire performance period as Class A Common Stock. At the end of the performance period, the dividend equivalents are paid in the form of cash.
The expense for PSUs is determined based on the probability that the performance conditions will be met, and if applicable, the fair value of the market condition on the grant date. The PSUs are expensed and recorded in Additional paid-in capital on the Consolidated Balance Sheets over the remaining performance period. For participants who are or become retirement-eligible during the performance period, the PSUs are expensed over the period ending on the date the participant becomes retirement-eligible.
In 2023, 2022 and 2021, we issued PSUs to certain employees as follows:
•428,700 PSUs to be earned over the period of 2023 through 2025 (the "2023 PSUs"),
•448,300 PSUs to be earned over the period of 2022 through 2024 (the "2022 PSUs") and
•529,500 PSUs to be earned over the period of 2021 through 2023 (the "2021 PSUs").
These PSUs are earned based on performance conditions established annually by the Compensation Committee within the first three months of each applicable fiscal year. The PSUs are then modified based on achievement of certain total shareholder return results relative to a comparison group of companies, which is a market condition. When the performance conditions for a fiscal year are established, or if the performance conditions involve a qualitative assessment and such assessment has been made, one-third of the PSUs issued are considered granted. Therefore, each of the three fiscal years within the performance period is considered an individual tranche of the award (referred to as "Tranche 1," "Tranche 2" and "Tranche 3," respectively).
As of February 24, 2023, the 2023 PSUs, 2022 PSUs and 2021 PSUs were considered granted as follows:
•In 2023, the performance conditions were established for Tranche 1 of the 2023 PSUs, Tranche 2 of the 2022 PSUs and Tranche 3 of the 2021 PSUs, and accordingly, such tranches were considered granted in 2023.
•In 2022, the performance conditions were established for Tranche 1 of the 2022 PSUs and Tranche 2 of the 2021 PSUs, and accordingly, such tranches were considered granted in 2022.
•In 2021, the performance conditions were established for Tranche 1 of the 2021 PSUs, and accordingly, such tranche was considered granted in 2021.
Based on actual results, the 2021 PSUs were earned at 54% of the target level, as modified, and 285,930 shares of Class A Common Stock were issued to participants under such awards.
We used the Monte Carlo simulation model to calculate the fair value of the market conditions on the respective grant dates, which resulted in a total fair value of $5.2, $4.8 and $2.3 for the PSUs with market conditions granted in 2023, 2022 and 2021, respectively. The Monte Carlo simulation was computed using the following assumptions:

	FY23 Award	FY22 Award		FY21 Award
	Tranche 1	Tranche 2	Tranche 1	Tranche 3	Tranche 2	Tranche 1
Risk-free interest rate (1)	2.6%	2.3%	0.3%	1.6%	0.2%	0.2%
Expected term	3 years	2 years	3 years	1 year	2 years	2 years
Estimated volatility (2)	52.2%	43.8%	53.5%	28.7%	61.3%	58.1%
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(1)Based on the U.S. Government bond benchmark on the grant date.
(2)Represents the historical price volatility of our Company’s Class A Common Stock for the three-year period preceding the grant date.

The Monte Carlo simulation resulted in the following weighted-average grant date fair values per PSU with market conditions:

Grant Date Fair Value per PSU	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Weighted-average grant date fair value per share of PSUs granted under Monte Carlo	$11.13	$14.38	$13.29
The total PSU expense and associated tax benefit recorded in 2023, 2022 and 2021 are as follows:

Performance Units	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Expense	$3.2	$1.6	$7.7
Tax benefit	0.8	0.4	2.0
The 2023 PSU activity is as follows:

Maximum Number of Nonvested Units	Total	Weighted-Average Grant Date Fair Value per Unit
Nonvested as of February 25, 2022	1,205,833	$14.21
Granted	1,125,192	11.13
Vested	(1,270,794)	12.40
Nonvested as of February 24, 2023	1,060,231	$13.11
As of February 24, 2023, there was $1.2 of remaining unrecognized compensation expense related to nonvested PSUs, which is expected to be recognized over a remaining weighted-average period of 1.4 years.
The total fair value of PSUs vested during 2023, 2022 and 2021 was $2.1, $2.5 and $6.4, respectively. The fair value was determined based upon the closing price of shares of our Class A Common Stock on the date that the Compensation Committee certified the awards.
Restricted Stock Units
During 2023, we awarded 1,241,599 restricted stock units ("RSUs") to certain employees. RSUs have restrictions on transfer which lapse one to three years after the date of grant, at which time RSUs are issued as unrestricted shares of Class A Common Stock. Typically, these awards will be forfeited if a participant leaves the company for reasons other than retirement, disability or death or if the participant engages in any competition with us, as defined in the Incentive Compensation Plan. RSUs are expensed and recorded in Additional paid-in capital on the Consolidated Balance Sheets over the requisite service period based on the value of the shares on the grant date. For participants who are or become retirement-eligible during the service period for awards that are considered retirement-eligible, the RSUs are expensed over the period ending on the date that the participant becomes retirement-eligible.
The weighted-average grant date fair value per share of RSUs granted in 2023, 2022 and 2021 is as follows:

Grant Date Fair Value per Share	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Weighted-average grant date fair value per share of RSUs granted	$10.63	$13.08	$9.49
The total RSU expense and associated tax benefit recorded in 2023, 2022 and 2021 are as follows:

Restricted Stock Units	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Expense	$17.6	$13.7	$12.4
Tax benefit	4.4	3.5	3.1
Holders of RSUs receive cash dividends equal to the dividends we declare and pay on our Class A Common Stock, which are included in Dividends paid in the Consolidated Statements of Cash Flows. The 2023 RSU activity is as follows:

Nonvested Units	Total	Weighted-Average Grant Date Fair Value per Share
Nonvested as of February 25, 2022	3,445,438	$11.86
Granted	1,241,599	10.63
Vested	(1,309,344)	10.05
Forfeited	(84,425)	12.48
Nonvested as of February 24, 2023	3,293,268	$12.11
As of February 24, 2023, there was $13.3 of remaining unrecognized compensation expense related to RSUs, which is expected to be recognized over a weighted-average period of 1.4 years.
The total fair value of RSUs vested was $10.1, $10.1 and $10.7 during 2023, 2022 and 2021, respectively. The fair value was determined based upon the closing price of shares of our Class A Common Stock on the dates the awards vested.
Unrestricted Share Grants
Under the Incentive Compensation Plan, unrestricted shares of our Class A Common Stock may be issued to members of our Board of Directors as compensation for director’s fees. We granted a total of 109,090, 61,360 and 64,107 unrestricted shares at a weighted average grant date fair value per share of $9.67, $13.81 and $12.21 during 2023, 2022 and 2021, respectively.